Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
Summary of Inventories
a.	Inventories are comprised of the following:

	December 31,
	2020	2019
Raw materials	$1,657	$919
Finished goods including machinery	507	422

	$2,164	$1,341